Statement of Cash Flows	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (181,675)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(7,721)
Unrealized loss on marketable securities held in Trust Account	16,467
Changes in operating assets and liabilities:
Prepaid expenses	(747,842)
Accrued expenses	106,477
Net cash used in operating activities	(814,294)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(287,500,000)
Net cash used in investing activities	(287,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	281,750,000
Proceeds from sale of Private Placement Warrants	7,750,000
Proceeds from promissory note – related party	88,686
Repayment of promissory note – related party	(88,686)
Payment of offering costs	(405,414)
Net cash provided by financing activities	289,094,586
Net Change in Cash and Cash Equivalents	780,292
Cash and Cash Equivalents – Beginning of period
Cash and Cash Equivalents – End of period	780,292
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	274,031,080
Change in value of Class A common stock subject to possible redemption	(180,671)
Deferred underwriting fee payable	10,062,500
Offering costs by the Sponsor in exchange for the issuance of Class B common stock	25,000
Issuance of Class C common stock to Sponsor	$ 575